Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended		17 Months Ended	89 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended						1 Months Ended
	Nov. 21, 2012	Feb. 09, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2012	Jun. 03, 2008	Dec. 31, 2012 Maxim Group Llc	Dec. 31, 2012 Maxim Partners	Feb. 09, 2011 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2012 Series A Warrant	Nov. 26, 2012 Series A Warrant	Dec. 31, 2012 Series B Warrant	Nov. 26, 2012 Series B Warrant	Aug. 11, 2010 Before Amendment	Aug. 11, 2010 After Amendment	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement	Dec. 31, 2012 Securities Purchase and Registration Rights Agreement Class A Warrants	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Class A Warrants	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Class B Warrants	Dec. 31, 2012 Securities Purchase and Registration Rights Agreement Class B Warrants	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Placement Warrants	Dec. 31, 2012 Two And One Half Year Class A Warrants	Dec. 31, 2011 Two And One Half Year Class A Warrants	Dec. 31, 2012 Five Year Series A Warrants	Apr. 25, 2011 Chief Executive Officer	Feb. 09, 2011 COMMON STOCK	Sep. 03, 2010 COMMON STOCK Securities Purchase and Registration Rights Agreement Placement Warrants
Stockholders Equity Note [Line Items]
Stock issued in conversion of convertible securities																												15,274,000
Accrued dividends on the Series A Convertible Preferred Stock satisfied by issuing an additional shares of common stock		$ 319,074		$ 0
Additional shares of common stock issued		319,074
Restricted common stock issued																											250,000
Number of monthly installments over which shares vest																											12
Total fair value of restricted common stock issued																											172,750
Fair value per share of restricted common stock issued																											$ 0.69
Issuance of common stock, per share					$ 0.0001						$ 1.00
Common stock, shares issued			36,364,942	36,304,942		36,364,942
Common stock, shares outstanding			36,364,942	36,304,942		36,364,942
Preferred stock, shares authorized			35,000,000	35,000,000		35,000,000										10,000,000	35,000,000
Preferred Stock Shares Issued			0	0		0																							15,274,000
Common stock reserved for issuance of warrants			116,286,054
Par value per share of stock issued																													$ 0.0001
Price per share of stock issued																													$ 1
Warrants issued to purchase Company's shares			110,507,188			110,507,188	196,189	2,270,000	2,270,000			49,524,003	49,524,003	49,524,003	49,524,003				1,221,920	1,221,920	6,415,080	6,415,080							1,056,930
Exercise price of warrants							2.42	0.33	0.33			0.50	0.5	0.30	0.3				1.00	1.00	1.15	1.15
Term of warrants									5 years			5 years		18 months					5 years		5 years
Proceeds from sale of shares and warrants																		15,300,000
Issuance costs related to financing																		1,800,000
Non cash issuance costs related to financing																		500,000
Purchase price per share, percentage																							110.00%
Derivative liabilities			21,420,276	3,705,472		21,420,276																		900,000	3,700,000	12,400,000
Stock-based compensation costs			57,584	115,168		172,572
Conversion of Stock, Shares Issued										15,274,000
Common stock shares authorized before amendment	500,000,000
Common stock shares authorized after amendment	80,000,000
Placement Fee Paid								1,035,000
Total value of placement warrant			$ 12,430,525			$ 12,430,525		$ 542,530	$ 542,350